AMOUNTS DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Amounts Due From Related Parties [Abstract]
Schedule of amounts due from related parties

		At December 31,
	Notes	2018	2019
		Thousand US$	Thousand US$
Current:
Trade
8180792 Canada Inc.	b	6	7
China New Era	a	3,165	—
Less: allowance for doubtful debts	a, 36	(1,744)	—
		1,427	7
Non-Trade
China New Era	a	342	—
Su Weili	d	14,889	—
Less: allowance for doubtful debts	a, 36	(230)	—
		15,001	—
		16,428	7
Non-Current:
Trade
RisenSky Solar (defined in Note 24) and its subsidiaries		—	21
		—	21
Non-Trade
RisenSky Solar (defined in Note 24) and its subsidiaries	c	5,050	4,656
Sky Wind Co., Ltd.	e	—	116
Sky Wind SPC1 Co., Ltd.	e	—	224
SSJ Megasolar 87 Co., Ltd.	e	—	4
		5,050	5,000
		5,050	5,021

Notes:

(a)

Sky Solar Holdings is able to exercise significant influence over China New Era through its 49% ownership interest and participation on the board. In addition, certain key management of the Company acts as legal representatives of the solar plant entities controlled by China New Era. China New Era is therefore an associate of Sky Solar Holdings and considered as a related party of the Company.

The balance is accounted for as at amortized cost. Included in the balance amount due from China New Era as of December 31, 2018 and December 31, 2019, an allowance for doubtful debt of US$2.0 million and nil are provided for receivables respectively for which they have defaulted on payment obligation. The Company has entered a settlement agreement with China New Era on March 19, 2019, and has received the total net US$1.5 million on March 28, 2019, after which the balance amount due from China New Era is nil.

Movements in the allowance for doubtful debts of amounts due from related parties during the periods presented are as follows:

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Balance at beginning of year	2,200	1,974
Reversal of provision	(116)	(1,974)
Exchange differences	(110)	—
Balance at end of the year	1,974	—

(b)

8180792 Canada Inc. is controlled by 1091187 B.C, Ltd (“1091187”), an equity investee in which the Company holds 75% equity interest. The balance is the receivable for OM service and is accounted for as at amortized cost.

(c)

Included in the balance was a carrying amount of US$5.0 million and as US$4.7 million at December 31, 2018 and 2019, respectively, which carried interest at 3.0% per annum. The balance is accounted for as FVTPL. The change of fair value was US$236 thousand and US$18 thousand at December 31, 2018 and 2019, respectively.

(d)

In March 2019, Mr. Su entered a stock purchase agreement to sell all his ordinary shares of our Company in the form of ADSs to a Japan investor, which controlled by Mr. Rui Chen , and he paid back the amount due to the Company US$14.9 million, after which the balance amount due from Mr.Su is nil.

(e)

Sky Wind Co., Ltd., Sky Wind SPC1 and SSJ Megasolar 87 Co., Ltd. are controlled by Mr. Rui Chen, the controlling shareholder of the Company. Therefore, the three entities have been regarded as our related parties since 2019. The balances of the year 2019 are accounted for as at amortized cost.

Schedule of movements in the allowance for doubtful debts of amounts due from related parties

Movements in the allowance for doubtful debts of amounts due from related parties during the periods presented are as follows:

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Balance at beginning of year	2,200	1,974
Reversal of provision	(116)	(1,974)
Exchange differences	(110)	—
Balance at end of the year	1,974	—